Note 18 - Non-Cash Transactions (Tables)	12 Months Ended
Dec. 31, 2014
Supplemental Cash Flow Elements [Abstract]
Schedule of Other Significant Noncash Transactions [Table Text Block]
	Year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB
Considerations payable in connection with acquisition of subsidiaries	96	—	—
Considerations payable in connection with other investment	3,030	3,720	—
Payables for addition of office equipment, furniture and fixtures	38,537	—	—
Subscription receivables from employee companies(Note 2(m) & Note 12)	—	—	257,491